SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 20                  [X]
                             (File No. 333-69777)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 41                          [X]
                            (File No. 811-4298)
                       (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on August 30, 2005 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 20 to this Registration Statement No. 333-69777 on Form N-6 does not supersede Post-Effective Amendment No. 19 to Registration Statement No. 333-69777 filed on or about August 3, 2005 on behalf of RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV-Estate Series.

The purpose of this Post-Effective Amendment No. 20 is to supplement the prospectus for RiverSource Variable Universal Life IV/RiverSource Variable Universal Life IV-Estate Series filed electronically on or about April 28, 2005.

The prospectus related to American Express(R) Variable Universal Life III and American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series filed electronically as Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 filed on or about April 28, 2005 and declared effective on April 29, 2005 is incorporated by reference into Part A of Post-Effective Amendment No. 20 to this Registration Statement.

The combined Statement of Additional Information relating to American Express(R) Variable Universal Life III and American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series filed electronically as Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 filed on or about April 28, 2005 and declared effective April 29, 2005 is incorporated by reference into Part B of Post-Effective Amendment No. 20 to this Registration Statement.

                       Prospectus Supplement dated Aug. 30, 2005*

Product Name                                                                          Form #                           Date
RiverSource(SM) Variable Universal Life IV/
RiverSource(SM) Variable Universal Life IV - Estate Series                        S-6418 E (4/05)                 April 29, 2005

The information in this supplement is applicable to policies purchased on or after Aug. 30, 2005 in the following states:

Alabama, Arizona, Arkansas, California, Colorado, Connecticut, District of Columbia, Hawaii, Idaho, Iowa, Kansas, Kentucky, Maine, Michigan, Minnesota, Mississippi, Missouri, Nebraska, New Hampshire, New Mexico, North Dakota, Ohio, Oregon, Pennsylvania, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming.


CHANGE TO NO LAPSE GUARANTEE TO AGE 100 (NLG-100) WHEN OTHER INSURED RIDER (OIR) IS ATTACHED

The following revision applies to the "Other Insured Rider (OIR)" information under the "Optional Insurance Benefits" section on page 4 of the prospectus and the "No Lapse Guarantee to Age 100 (NLG-100)" information under "Policy Benefits," "Keeping the Policy in Force" and "Key Terms" sections of the prospectus on pages 5, 33 and 55, respectively:

The NLG-100 is not available from the time an OIR is attached to your policy.

CHANGE TO FIXED ACCOUNT INTEREST RATE

"The Fixed Account" information under the "Policy Benefits" section on page 6 of the prospectus is replaced with the following:

The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 3%.

The second paragraph under "The Fixed Account" section on page 30 of the prospectus is replaced with the following:

"Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least the guaranteed interest rate of 3%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than the guaranteed interest rate, although we may do so at our sole discretion. Rates higher than the guaranteed interest rate may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of the guaranteed interest rate on any portion of the policy value in the fixed account against which you have a policy loan outstanding."

CHANGE TO RISK CLASSIFICATIONS

The following revisions apply to the "Transaction Fees" and "Charges Other Than Fund Operating Expenses" information under the "Fee Tables" section on pages 9-13 of the prospectus and the "Surrender Charge" information under the "Loads, Fees and Charges" section on page 19 of the prospectus:

The "Smoker" risk classification is changed to the "Standard Tobacco" risk classification. The "Preferred Nonsmoker" risk classification is changed to the "Preferred Nontobacco" risk classification.

------------------------------------------------------------------------------

S-6418-6 A (8/05)


* VALID UNTIL MAY 1, 2006.

CHANGE TO INTEREST RATES ON LOANS

"Interest Rate on Loans" under the "Charges Other Than Fund Operating Expenses" section of "Fee Tables" on page 10 of the prospectus is replaced with the following:

                                                                          AMOUNT DEDUCTED
--------------------------- -------------------------------------- ------------------------- -------------------------
CHARGE                      WHEN CHARGE IS DEDUCTED                VUL IV                    VUL IV - ES
--------------------------- -------------------------------------- ------------------------- -------------------------
Interest Rate on Loans      Charged daily and due at the end of    Guaranteed:               Guaranteed:
                            the policy year.
                                                                   o  5% per year.           o  5% per year.

                                                                   Current:                  Current:

                                                                   o  5% for policy years    o  5% for policy years
                                                                      1-10;                     1-10;
                                                                   o  3% for policy years    o  3% for policy years
                                                                      11+                       11+
--------------------------- -------------------------------------- ------------------------- -------------------------

ADDITIONAL FUNDS

"Minimum and maximum total operating expenses for the funds" under the "Annual Operating Expenses of the Funds" section of "Fee Tables" on page 14 of the prospectus is replaced with the following:

Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                       Minimum                       Maximum
Total expenses before fee waivers and/or expense reimbursements                         .57%                         2.85%

The following additions apply to the "Total annual operating expenses for each fund" under the "Annual Operating Expenses of the Funds" section of "Fee Tables" on pages 14-16 of the prospectus:

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                   Gross total
                                                                           Management       12b-1          Other     annual
                                                                              fees          fees         expenses   expenses
AXP(R) Variable Portfolio - Core Bond Fund                                    .63%          .13%           .37%        1.13%(24)
AXP(R) Variable Portfolio - Income Opportunities Fund                         .64           .13            .78         1.55(24)

AXP(R) Variable Portfolio - Inflation Protected Securities Fund               .49           .13            .16          .78(25)
AXP(R) Variable Portfolio - Large Cap Value Fund                              .63           .13           2.09         2.85(24)

AXP(R) Variable Portfolio - Mid Cap Value Fund                                .73           .13            .52         1.38(25)
AXP(R) Variable Portfolio - Partners Select Value Fund                        .81           .13           1.03         1.97(24)
Columbia High Yield Fund, Variable Series, Class B                            .60           .25            .16         1.01(26)
Oppenheimer Global Securities Fund/VA, Service Shares                         .63           .25            .03          .91(27)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                     .75           .25            .06         1.06(27)
Oppenheimer Strategic Bond Fund/VA, Service Shares                            .71           .25            .03          .99(27)

(24) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2004. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.95% for AXP(R) Variable Portfolio - Core Bond Fund, 0.99% for AXP(R) Variable Portfolio - Income Opportunities Fund, 1.05% for AXP(R) Variable Portfolio - Large Cap Value Fund and 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund average daily net assets.

(25) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.75% for AXP(R) Variable Portfolio - Inflation Protected Securities Fund and 1.08% for AXP(R) Variable Portfolio - Mid Cap Value Fund average daily net assets.

(26) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.

(27) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

------------------------------------------------------------------------------

                                     -- 2 --

The following additions apply to the table under "The Variable Account and the Funds" on pages 21-29 of the prospectus:

------------------------------------ ------------------------------------------- ------------------------
Fund                                 Investment Objectives and Policies          Investment Adviser
------------------------------------ ------------------------------------------- ------------------------
AXP(R) Variable Portfolio - Core     High total return through current income    AEFC
Bond Fund                            and capital appreciation. Under normal
                                     market conditions, the Fund invests at
                                     least 80% of its net assets in bonds and
                                     other debt securities. Although the Fund
                                     is not an index fund, it invests
                                     primarily in securities like those
                                     included in the Lehman Brothers Aggregate
                                     Bond Index, which are investment grade
                                     and denominated in U.S. dollars. The
                                     Index includes securities issued by the
                                     U.S. government, corporate bonds, and
                                     mortgage- and asset-backed securities.
                                     The Fund will not invest in securities
                                     rated below investment grade, although it
                                     may hold securities that have been
                                     downgraded.
------------------------------------ ------------------------------------------- ------------------------
AXP(R) Variable Portfolio - Income   High total return through current income    AEFC
Opportunities Fund                   and capital appreciation. Under normal
                                     market conditions, invests primarily in
                                     income-producing debt securities with an
                                     emphasis on the higher rated segment of
                                     the high-yield  (junk bond) market.
------------------------------------ ------------------------------------------- ------------------------

AXP(R) Variable Portfolio -          Total return that exceeds the rate of       AEFC
Inflation Protected Securities Fund  inflation over the  long term.
                                     Non-diversified mutual fund that, under
                                     normal market conditions, invests at
                                     least 80% of its assets in
                                     inflation-protected debt securities.

------------------------------------ ------------------------------------------- ------------------------
AXP(R) Variable Portfolio - Large    Long-term growth of capital. Under normal   AEFC
Cap Value Fund                       market conditions, the Fund invests at
                                     least 80% of its net assets in equity
                                     securities of companies with a market
                                     capitalization greater than $5 billion at
                                     the time of purchase.
------------------------------------ ------------------------------------------- ------------------------
AXP(R) Variable Portfolio - Mid      Long-term growth of capital. Under normal   AEFC
Cap Value Fund                       circumstances,  the Fund invests at least
                                     80% of its net assets (including the
                                     amount of any borrowings for investment
                                     purposes) in equity securities of
                                     medium-sized companies.
------------------------------------ ------------------------------------------- ------------------------
AXP(R) Variable Portfolio -          Long-term growth of capital. Invests        AEFC, adviser; GAMCO
Partners Select Value Fund           primarily in common stocks, preferred       Investors, Inc.,
                                     stocks and securities convertible into      subadviser.
                                     common stocks that are listed on a
                                     nationally recognized securities exchange
                                     or traded on the NASDAQ National Market
                                     System of the National Association of
                                     Securities Dealers. The Fund invests in
                                     mid-cap companies as well as companies
                                     with larger and smaller market
                                     capitalizations.
------------------------------------ ------------------------------------------- ------------------------
Columbia High Yield Fund, Variable   High level of current income with capital   Columbia Management
Series, Class B                      appreciation as a secondary objective       Advisors, Inc.
                                     when consistent with the goal of high
                                     current income. The Fund normally invests
                                     at least 80% of its net assets (plus any
                                     borrowings for investment purposes) in
                                     high yielding corporate debt securities,
                                     such as bonds, debentures and notes that
                                     are rated below investment which the
                                     Fund's investment advisor has determined
                                     to be of comparable quality. No more than
                                     10% of the Fund's total assets will
                                     normally be invested in securities rated
                                     CCC or lower by S&P or Caa or lower by
                                     Moody's.
------------------------------------ ------------------------------------------- ------------------------

------------------------------------------------------------------------------

                                        -- 3 --

------------------------------------ ------------------------------------------- ------------------------
Fund                                 Investment Objectives and Policies          Investment Adviser
------------------------------------ ------------------------------------------- ------------------------
Oppenheimer Global Securities        Long-term capital appreciation. Invests     OppenheimerFunds, Inc.
Fund/VA,  Service Shares             mainly in common stocks of U.S. and
                                     foreign issuers that are "growth-type"
                                     companies, cyclical industries and
                                     special situations that are considered to
                                     have appreciation possibilities.
------------------------------------ ------------------------------------------- ------------------------
Oppenheimer Main Street Small Cap    Seeks capital appreciation. Invests         OppenheimerFunds, Inc.
Fund/VA, Service Shares              mainly in common stocks of
                                     small-capitalization U.S. companies that
                                     the fund's investment manager believes
                                     have favorable business trends or
                                     prospects.
------------------------------------ ------------------------------------------- ------------------------
Oppenheimer Strategic Bond           High level of current income principally    OppenheimerFunds, Inc.
Fund/VA,  Service Shares             derived from interest on debt securities.
                                     Invests mainly in three market sectors:
                                     debt securities of foreign governments
                                     and companies, U.S. government securities
                                     and lower-rated high yield securities of
                                     U.S. and foreign companies.
------------------------------------ ------------------------------------------- ------------------------

CHANGE TO "EFFECT OF POLICY LOANS"

The "Effect of Policy Loans" section under "Policy Loans" on page 41 of the prospectus is replaced with the following:

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest in the fixed account at the guaranteed interest rate. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause any of the NLG options or the minimum initial premium guarantee to terminate.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A - Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 43 of the prospectus is replaced with the following:

Option A - Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.


CHANGE TO SALES REPRESENTATIVE COMMISSIONS

The first paragraph under the "Distribution of the Policy" section on page 48 of the prospectus is replaced with the following:

We are the sole distributor of the policy. We pay our sales representative commissions of up to 95% of the initial target premium (annualized) for VUL IV and VUL IV -- ES when the policy is sold, plus up to 2.75% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we pay our sales representative a service fee of .125% or less of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.


------------------------------------------------------------------------------

                                     -- 4 --

NEW POLICY ILLUSTRATIONS

The "Policy Illustrations" section on pages 50-54 of the prospectus is replaced with the following:

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:

o  Premium expense charges;

o  Cost of insurance charges;

o  Policy fees;

o  Mortality and expense risk charges; and

o  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o  Current charges in all years illustrated; and

o  Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV and VUL IV - ES. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.10% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insured: The illustrations for VUL-IV assume the insured is a male, age 35, in our preferred nontobacco risk classification. The illustrations for VUL-IV ES assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nontobacco risk.

Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

Premiums: The illustrations for VUL IV assume that a premium of $4,000 is paid in full at the beginning of each policy year. The illustrations for VUL IV - ES assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

o  Premiums were not paid in full at the beginning of each policy year;

o  Premium amounts paid were different.

Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

------------------------------------------------------------------------------

                                     -- 5 --

VUL IV

Illustration
Initial specified amount $300,000                      Male -- age 35                                  Current costs assumed
Death benefit Option 1                              preferred nontobacco                               Annual premium $4,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%           12%           0%         6%            12%          0%      6%            12%

  1  $    4,200     $300,000   $300,000   $   300,000     $ 3,251     $  3,463    $     3,676   $   548  $    760    $       973
  2       8,610      300,000    300,000       300,000       6,433        7,062          7,717     3,730     4,359          5,014
  3      13,241      300,000    300,000       300,000       9,539       10,793         12,152     6,836     8,090          9,449
  4      18,103      300,000    300,000       300,000      12,563       14,654         17,011     9,860    11,951         14,308
  5      23,208      300,000    300,000       300,000      15,523       18,667         22,357    12,820    15,964         19,654
  6      28,568      300,000    300,000       300,000      18,405       22,824         28,223    16,242    20,662         26,060
  7      34,196      300,000    300,000       300,000      21,226       27,147         34,679    19,604    25,525         33,057
  8      40,106      300,000    300,000       300,000      23,972       31,627         41,770    22,890    30,546         40,689
  9      46,312      300,000    300,000       300,000      26,676       36,303         49,594    26,135    35,763         49,054
 10      52,827      300,000    300,000       300,000      29,323       41,169         58,210    29,323    41,169         58,210
 15      90,630      300,000    300,000       300,000      42,635       70,046        118,648    42,635    70,046        118,648
 20     138,877      300,000    300,000       342,669      54,029      105,345        218,260    54,029   105,345        218,260
 25     200,454      300,000    300,000       513,604      62,759      148,896        383,287    62,759   148,896        383,287
 30     279,043      300,000    300,000       797,937      68,190      203,074        654,047    68,190   203,074        654,047
 35     379,345      300,000    315,214     1,271,775      67,834      271,736      1,096,358    67,834   271,736      1,096,358
 40     507,359      300,000    383,321     1,948,089      57,385      358,243      1,820,644    57,385   358,243      1,820,644
 45     670,741      300,000    489,749     3,163,860      26,627      466,428      3,013,200    26,627   466,428      3,013,200
 50     879,262      300,000    626,636     5,183,890          --      596,796      4,937,038        --   596,796      4,937,038
 55   1,145,393      300,000    787,727     8,393,308          --      750,216      7,993,626        --   750,216      7,993,626
 60   1,485,052      300,000    951,351    13,116,403          --      941,932     12,986,537        --   941,932     12,986,537

(1) This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     -- 6 --

VUL IV - ES
Illustration
Initial specified amount $2,000,000                    Male -- age 40                                  Current costs assumed
Death benefit Option 1                              preferred nontobacco                              Annual premium $25,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%          6%             12%        0%          6%           12%          0%       6%           12%
  1 $    26,250   $2,000,000   $2,000,000    $ 2,000,000  $ 20,350    $   21,680  $    23,012  $     --  $      840  $     2,172
  2      53,813    2,000,000    2,000,000      2,000,000    40,149        44,082       48,179    19,309      23,242       27,339
  3      82,753    2,000,000    2,000,000      2,000,000    59,412        67,241       75,724    38,572      46,401       54,884
  4     113,141    2,000,000    2,000,000      2,000,000    78,207        91,249      105,956    57,367      70,409       85,116
  5     145,048    2,000,000    2,000,000      2,000,000    96,489       116,088      139,091    75,649      95,248      118,251
  6     178,550    2,000,000    2,000,000      2,000,000   114,216       141,741      175,377    97,544     125,069      158,705
  7     213,728    2,000,000    2,000,000      2,000,000   131,346       168,192      215,086   118,842     155,688      202,582
  8     250,664    2,000,000    2,000,000      2,000,000   148,005       195,593      258,692   139,669     187,257      250,356
  9     289,447    2,000,000    2,000,000      2,000,000   164,257       224,043      306,656   160,089     219,875      302,488
 10     330,170    2,000,000    2,000,000      2,000,000   180,114       253,592      359,431   180,114     253,592      359,431
 15     566,437    2,000,000    2,000,000      2,000,000   259,427       429,643      732,407   259,427     429,643      732,407
 20     867,981    2,000,000    2,000,000      2,000,000   322,392       641,433    1,349,158   322,392     641,433    1,349,158
 25   1,252,836    2,000,000    2,000,000      2,908,362   361,074       896,535    2,383,904   361,074     896,535    2,383,904
 30   1,744,020    2,000,000    2,000,000      4,739,060   362,690     1,205,082    4,085,396   362,690   1,205,082    4,085,396
 35   2,370,908    2,000,000    2,000,000      7,368,463   298,603     1,589,430    6,886,414   298,603   1,589,430    6,886,414
 40   3,170,994    2,000,000    2,207,436     12,097,403   107,251     2,102,320   11,521,336   107,251   2,102,320   11,521,336
 45   4,192,129    2,000,000    2,880,855     20,001,181        --     2,743,672   19,048,744        --   2,743,672   19,048,744
 50   5,495,385    2,000,000    3,682,197     32,651,475        --     3,506,854   31,096,643        --   3,506,854   31,096,643
 55   7,158,706    2,000,000    4,507,045     51,369,094        --     4,462,420   50,860,489        --   4,462,420   50,860,489
 60   9,281,573    2,000,000    5,750,988     84,713,741        --     5,750,988   84,713,741        --   5,750,988   84,713,741

(1) This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     -- 7 --

VUL IV
Illustration
Initial specified amount $300,000                      Male -- age 35                               Guaranteed costs assumed
Death benefit Option 1                              preferred nontobacco                               Annual premium $4,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%          0%        6%             12%        0%          6%           12%          0%       6%           12%
  1     $    4,200    $300,000   $300,000     $  300,000   $ 3,135      $  3,344   $    3,553   $   432    $    641   $      850
  2          8,610     300,000    300,000        300,000     6,187         6,801        7,441     3,484       4,098        4,738
  3         13,241     300,000    300,000        300,000     9,148        10,367       11,688     6,445       7,664        8,985
  4         18,103     300,000    300,000        300,000    12,014        14,039       16,325     9,311      11,336       13,622
  5         23,208     300,000    300,000        300,000    14,794        17,832       21,401    12,091      15,129       18,698
  6         28,568     300,000    300,000        300,000    17,474        21,734       26,944    15,312      19,571       24,782
  7         34,196     300,000    300,000        300,000    20,058        25,751       33,006    18,436      24,129       31,384
  8         40,106     300,000    300,000        300,000    22,547        29,890       39,641    21,466      28,809       38,560
  9         46,312     300,000    300,000        300,000    24,936        34,149       46,904    24,396      33,609       46,363
 10         52,827     300,000    300,000        300,000    27,220        38,528       54,853    27,220      38,528       54,853
 15         90,630     300,000    300,000        300,000    36,964        62,289      107,674    36,964      62,289      107,674
 20        138,877     300,000    300,000        302,074    43,261        89,127      192,404    43,261      89,127      192,404
 25        200,454     300,000    300,000        439,745    44,421       118,667      328,168    44,421     118,667      328,168
 30        279,043     300,000    300,000        661,486    37,398       150,541      542,201    37,398     150,541      542,201
 35        379,345     300,000    300,000      1,017,237    15,572       184,394      876,929    15,572     184,394      876,929
 40        507,359     300,000    300,000      1,502,015        --       221,329    1,403,753        --     221,329    1,403,753
 45        670,741     300,000    300,000      2,356,896        --       267,279    2,244,663        --     267,279    2,244,663
 50        879,262     300,000    351,586      3,711,627        --       334,844    3,534,883        --     334,844    3,534,883
 55      1,145,393     300,000    429,469      5,729,316        --       409,018    5,456,492        --     409,018    5,456,492
 60      1,485,052     300,000    504,690      8,571,068        --       499,693    8,486,206        --     499,693    8,486,206

(1) This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                     -- 8 --

VUL IV - ES
Illustration
Initial specified amount $2,000,000                    Male -- age 40                               Guaranteed costs assumed
Death benefit Option 1                              preferred nontobacco                              Annual premium $25,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%          0%        6%             12%        0%          6%           12%          0%       6%           12%
  1     $   26,250  $2,000,000 $2,000,000    $ 2,000,000  $ 18,563      $ 19,835  $    21,110  $     --    $     --  $       270
  2         53,813   2,000,000  2,000,000      2,000,000    36,449        40,153       44,016    15,609      19,313       23,176
  3         82,753   2,000,000  2,000,000      2,000,000    53,678        60,982       68,911    32,838      40,142       48,071
  4        113,141   2,000,000  2,000,000      2,000,000    70,208        82,294       95,950    49,368      61,454       75,110
  5        145,048   2,000,000  2,000,000      2,000,000    86,004       104,059      125,307    65,164      83,219      104,467
  6        178,550   2,000,000  2,000,000      2,000,000   101,028       126,252      157,178    84,356     109,580      140,506
  7        213,728   2,000,000  2,000,000      2,000,000   115,301       148,903      191,843   102,797     136,399      179,339
  8        250,664   2,000,000  2,000,000      2,000,000   128,788       171,989      229,555   120,452     163,653      221,219
  9        289,447   2,000,000  2,000,000      2,000,000   141,456       195,487      270,601   137,288     191,319      266,433
 10        330,170   2,000,000  2,000,000      2,000,000   153,269       219,378      315,308   153,269     219,378      315,308
 15        566,437   2,000,000  2,000,000      2,000,000   196,401       342,095      606,419   196,401     342,095      606,419
 20        867,981   2,000,000  2,000,000      2,000,000   203,473       462,247    1,061,169   203,473     462,247    1,061,169
 25      1,252,836   2,000,000  2,000,000      2,201,959   152,995       562,465    1,804,885   152,995     562,465    1,804,885
 30      1,744,020   2,000,000  2,000,000      3,472,851        --       606,130    2,993,837        --     606,130    2,993,837
 35      2,370,908   2,000,000  2,000,000      5,205,695        --       512,072    4,865,135        --     512,072    4,865,135
 40      3,170,994   2,000,000  2,000,000      8,243,726        --        44,241    7,851,168        --      44,241    7,851,168
 45      4,192,129   2,000,000  2,000,000     13,055,968        --            --   12,434,255        --          --   12,434,255
 50      5,495,385   2,000,000  2,000,000     20,225,810        --            --   19,262,676        --          --   19,262,676
 55      7,158,706   2,000,000  2,000,000     30,328,044        --            --   30,027,766        --          --   30,027,766
 60      9,281,573   2,000,000  2,000,000     48,518,934        --            --   48,518,934        --          --   48,518,934

(1) This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 9 --

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(4)   Copy of Base Insured Rider (Term Insurance) filed electronically as
         Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration No. 333-79311 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 11 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Distributors, Inc. dated August 13, 2001 filed as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among IDS Life Insurance Company and Strong Investments Inc. dated August 13, 2001 filed as Exhibit
         8.16 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL IV/VUL IV-Estate Series filed electronically as Exhibit (m)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated by reference.

(m)(2) Calculations of Illustrations for VUL III filed electronically as Exhibit (m)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated by reference.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV-Estate Series 2005 Revisions is filed electronically herewith.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL III is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV-ES is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated July 7, 2004 filed electronically as Exhibit (r)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated June 7, 2005 filed electronically as Exhibit (r)(3) to Registrant's Form N-6 with Post-Effective Amendment No. 17 to Registration Statement No. 333-69777 and is incorporated by reference.


Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Money Laundering Prevention Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Jeryl Millner                                          Executive Vice President - Finance

Thomas W. Murphy                                       Vice President - Investments

B. Roger Natarajan                                     Director, Vice President and Chief Actuary

Benji Orr                                              Deputy Money Laundering Prevention Officer

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer


Heather M. Somers                                      Assistant General Counsel

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express  Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Attica Asset Management Ltd.                                                       United Kingdom
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Money Laundering Prevention Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Jeryl A. Millner                      Executive Vice President - Finance

     Thomas W. Murphy                      Vice President - Investments

     B. Roger Natarajan                    Director, Vice President and Chief
                                           Actuary

     Benji Orr                             Deputy Money Laundering Prevention
                                           Officer

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of August, 2005.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of August, 2005.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director
------------------------------------
     Arthur H. Berman

/s/  Jeryl A. Millner***                      Executive Vice President - Finance
------------------------------------          (Principal Financial Officer)
     Jeryl A. Millner

/s/  B. Roger Natarajan*                      Director
------------------------------------
     B. Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated April 13, 2005 filed electronically herewith as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated herein by reference, by:

** Signed pursuant to Power of Attorney dated July 7, 2004 and filed electronically as Exhibit (r)(2) to Registrant's Post-Effective Amendment No. 13 and is incorporated herein by reference, by:

*** Signed pursuant to Power of Attorney dated June 7, 2005 filed electronically as Exhibit (r)(3) to Registrant's Post-Effective Amendment No. 17 and is incorporated herein by reference, by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 20
                    TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

          The prospectus for American Express(R) Variable Universal Life III and American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series filed electronically as Part A to Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 filed on or about April 28, 2005 is incorporated herein by reference.

          Supplement for:

          American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series

Part B.

          Combined Statement of Additional Information for American Express(R) Variable Universal Life III and American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series and the Financial Statements for IDS Life Variable Life Separate Account filed electronically as Part B to Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 filed on or about April 28, 2005 is incorporated herein by reference.

Part C.

     Other Information.

     The signatures.

     Exhibits